Other Financial Statement Disclosures (Tables)	3 Months Ended
Mar. 31, 2018
Other Financial Statement Disclosures [Abstract]
Components of Receivables - Trade and Other
The following table sets forth the components of Receivables - trade and other (in millions):

	March 31, 2018	December 31, 2017
Trade	$187.8	$195.8
Income tax	8.0	8.0
Other	7.0	9.0
Total Receivables - trade and other	$202.8	$212.8

Schedule of Accrued Liabilities
The following table sets forth the components of Accrued liabilities (in millions):

	March 31, 2018	December 31, 2017
Pension and other postretirement benefits	$22.1	$27.0
Compensation and related employee costs	45.6	69.0
Interest	40.9	32.0
Income taxes	12.0	15.4
Other	19.1	15.7
Total Accrued liabilities	$139.7	$159.1

Schedule of Long-term Debt
Long-term debt consisted of the following (in millions):

	March 31, 2018	December 31, 2017
7.875% Senior Notes, due August 2019 ($201.4 million principal amount; 8.0% effective rate)	$200.9	$200.9
4.875% Senior Notes, due June 2022 ($620.8 million principal amount; 4.7% effective rate)	624.4	624.6
4.75% Senior Notes, due January 2024 ($398.1 million principal amount; 4.8% effective rate)	396.0	395.9
7.375% Senior Notes, due June 2025 ($500 million principal amount; 7.4% effective rate)	497.6	497.5
5.4% Senior Notes, due December 2042 ($400 million principal amount; 5.4% effective rate)	395.2	395.1
5.85% Senior Notes, due January 2044 ($400 million principal amount; 5.9% effective rate)	396.4	396.3
Total carrying value	$2,510.5	$2,510.3